Dividends	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Dividends

9. Dividends

All figures in £ millions	2017	2016	2015
Final paid in respect of prior year 34.0p (2016: 34.0p, 2015: 34.0p)	277	277	277
Interim paid in respect of current year 5.0p (2016: 18.0p, 2015: 18.0p)	41	147	146

	318	424	423

The Directors are proposing a final dividend in respect of the financial year ended 31 December 2017 of 12.0p per share which will absorb an estimated £93m of shareholders’ funds. It will be paid on 11 May 2018 to shareholders who are on the register of members on 6 April 2018. These financial statements do not reflect this dividend.